Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Options and Warrants

Note 9. Options and Warrants

Options

As of June 30, 2021 and December 31, 2020, we had 1,800,000 options remaining outstanding pursuant to the 2012 Equity Incentive Plan.

There was no stock based compensation expense for options for the six months ended June 30, 2021 and 2020. There will be no additional compensation expense recognized in future periods.

Warrants

As of June 30, 2021 and December 31, 2020, we had 204,946,057 and 235,833,333 warrants outstanding, respectively, with a weighted average exercise price of $0.02 per share. In June 2021, Auctus exercised 30,887,276 warrants into shares of common stock.

Note 8. Options and Warrants

Options

The following is a summary of stock options issued pursuant to the 2012 Equity Incentive Plan:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding as of December 31, 2018	6,300,000	$0.0049	2.4	$-
Granted	-	-	-	-
Exercised	(500,000)	0.01	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2019	5,800,000	$0.00	1.5	$-
Granted	-	-	-	-
Exercised	(4,000,000)	0.01	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2020	1,800,000	$0.00	0.5	$-

Exercisable as of December 31, 2020	1,800,000	$0.0045	0.5	$-

As of December 31, 2020 and 2019, we had 1,800,000 and 5,800,000 options, respectively, remaining outstanding pursuant to the 2012 Equity Incentive Plan.

There was no stock based compensation expense for options for the years ended December 31, 2020 and 2019. There will be no additional compensation expense recognized in future periods.

Warrants

2020 Transactions

During the year ended December 31, 2020, Pride exercised an aggregate of 4,170,000 shares of common stock pursuant to the exercise provisions of the warrant, including a simultaneous grant and exercise of 2,285,000 warrants. As of December 31, 2020, Pride had no outstanding warrants remaining. The Company received total proceeds of $93,342 a result of the warrant exercises.

In May 2020, we cancelled warrants that were issued in 2019 to board members to purchase an aggregate of 7,000,000 shares of our common stock. See Note 9.

In August 2020, we issued 7,500,000 warrants to Auctus in connection with the Auctus Note. The exercise price of the Auctus Warrants is $0.15 per share. In October 2020, we issued 200,000,000 warrants in connection with the Auctus October Note with an exercise price of $0.15 per share. Furthermore, we issued 28,333,333 warrants to EMA in connection with the EMA note. The exercise price of the EMA Warrants is $0.15 per share.

2019 Transactions

On January 25, 2019 we issued warrants to two Company executives in exchange for the cancellation of an aggregate of $348,312 of salary and interest accruals through December 31, 2018. The warrants were fully exercised as described in Note 7 above.

On January 25, 2019 we issued warrants to two Company executives in exchange for the cancellation of an aggregate of $348,312 of salary and interest accruals through December 31, 2018. The warrants were fully exercised as described in Note 7 above.

On June 4, 2019 we issued a warrant to Pride to purchase an aggregate of 6,250,000 shares of our common stock. The warrant is exercisable through December 4, 2020. The exercise price per share of common stock under this warrant shall be the lesser of (i) $0.0855, or (ii) 75% of the lowest single trading day closing price during the five trading days prior to the exercise date.

During the year ended December 31, 2019, Pride exercise an aggregate of 4,365,000 shares of common stock pursuant to the exercise provisions of the warrant. The Company received total proceeds of $137,524 a result of the warrant exercises.

On December 13, 2019, we issued warrants to board members to purchase an aggregate of 7,000,000 shares of our common stock. The exercise price per share of common stock is $0.03 and the warrants were exercisable immediately.

The following is a summary of the warrant activity for the years ended December 31, 2020 and 2019:

	Warrants	Weighted Average Exercise Price
Outstanding as of December 31, 2018	-	$-
Granted	21,850,298	0.05
Exercised	(12,965,298)	0.05
Forfeited	-	-
Outstanding as of December 31, 2019	8,885,000	$0.04
Granted	238,118,333	0.02
Exercised	(4,170,000)	0.08
Forfeited	(7,000,000)	0.03
Outstanding as of December 31, 2020	235,833,333	$0.02